RISK MANAGEMENT (Details 5)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulatory Risk [Member] | Trading Book [Member]
EstimatedLimitForMarketRiskLineItems [Line Items]
Market risk exposure (MRE)	71.30%	60.40%	71.80%